Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2011
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real Estate to be Acquired Table Text Block

	Properties	Apartment Units	Purchase Price
Rental Properties	2	648	$241,000
Land Parcels (three)	—	—	53,200
Total	2	648	$294,200

Disposed Properties Table Text Block

	Properties	Apartment Units	Sales Price
Rental Properties	6	1,169	$127,075
Total	6	1,169	$127,075